May 26, 2006
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0306
Attn:     Karen J. Garnett, Esq.

Re:	NNN 2003 Value Fund, LLC Amendment No. 6 to Registration Statement on Form 10 (Registration Statement No. 000-51295)
Ladies and Gentlemen:
     This letter is submitted on behalf of NNN 2003 Value Fund, LLC, a Virginia limited liability company (the “Company”), in response to the comments provided by the Staff in its letter to the Company dated March 28, 2006 (the “Comment Letter”) with regard to the Amendment No. 5 (“Amendment No. 5”) to the Company’s registration statement on Form 10 (the “Form 10 Registration Statement”), which was initially filed with the Securities and Exchange Commission (the “Commission”) on May 2, 2005.
     Courtesy copies of Amendment No. 6 will be delivered to you by the Company’s financial printer, Bowne & Co., Inc., together with blacklined copies that compare Amendment No. 6 to Amendment No. 5. Unless otherwise indicated, responses refer to pages in Amendment No. 6 and capitalized words used in this letter without definition are used as defined in Amendment No. 6.
     The Company’s response below is numbered to correspond to the numbered paragraph in the Comment Letter. For your convenience, we repeat in bold italics each of the Staff’s comments prior to each response by the Company.
Appendix A — Revised Prior Performance Tables

1.	We note your response to comment no. 2 and your discussion of the NNN 2004 Notes Program, LLC and NNN 2005 Notes Program, LLC. Please describe these programs to us in more detail. Clarify what you mean by “one or more single purpose borrowers.” Discuss the mechanics of an investment in the Notes Programs and whether investors in the Notes Programs make loans directly to the Notes Programs or the entity that acquires the real estate.

We have revised the Prior Performance Tables to include the NNN 2004 Notes Program, LLC and NNN 2005 Notes Program, LLC.

* * *
     The Company hereby acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the above-referenced filing and Amendment thereto (together, the “Filing”);

•	Staff comments or changes to disclosure in response to Staff comments in the Filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the Filing; and

•	the Company represents that it will not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.
     If you have any questions or require any additional information with respect to any of the matters discussed in this letter, please call the undersigned at (714) 667-8252.
     Thank you.

Sincerely,
/s/Andrea R. Biller
Andrea R. Biller, Esq.
(Triple Net Properties, LLC)

cc:	Peter T. Healy, Esq. of O’Melveny & Myers LLP